FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Liabilities
At the beginning of the year	$ 6	$ 9	$ 16
Impairment (1)	1	1	1
Utilizations		(1)
Reversal of unused amounts	(1)		(6)
Foreign currency exchange difference	(5)	(3)	(2)
At the end of the year	$ 1	$ 6	$ 9